UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT  INVESTMENT COMPANIES

811-23137
(Investment Company Act file number)

Sierra Total Return Fund
(Exact name of registrant as specified in charter)

Sierra Total Return Fund
280 Park Avenue - 6th Floor East
New York, NY 10017
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
(Name and address of agent for service)

Copy to:

Steven B. Boehm, Esq.
Harry S. Pangas, Esq.
Payam Siadatpour, Esq.
Eversheds Sutherland (US)
700 Sixth Street, NW, Suite 700
Washington, District of Columbia 20001

Registrant's telephone number, including area code:  (212) 759-0777

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2016 – December 31, 2016

SIERRA TOTAL RETURN FUND

Item 1. Reports to Stockholders

Sierra Total Return Fund
Statement of Assets and Liabilities
As of December 31, 2016

ASSETS
Cash	$100,000
Deferred Offering Costs (Note 2)	836,315
Due from affiliate	235,742
Prepaid Expenses	73,879
Total assets	$1,245,936

LIABILITIES
Payable for Offering Costs (Note 2)	$836,315
Payable to Advisor for Organizational Costs	227,621
Payable to Advisor for Other Expenses	82,000
Total liabilities	$1,145,936

NET ASSETS

Paid-in capital	$100,000
Shares of beneficial interest outstanding (Class T)	4,000
Net asset value, offering and redemption price per share (Class T)	$25.00
See accompanying notes to the financial statements.

Sierra Total Return Fund
Statement of Operations
For the six months ended December 31, 2016

EXPENSES
Organizational Expenses (Note 2)	$227,621
Insurance Expense	8,121
Less: Expense support reimbursement (Note 3)	(235,742)
Total expenses	—
Net Income	$—
See accompanying notes to the financial statements.

Sierra Total Return Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2016

OPERATIONS:
Net increase in net assets resulting from operations	$—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	100,000
Net increase in net assets from capital share transactions	100,000
NET ASSETS
Net assets at beginning of period	—
Net assets at end of period	$100,000

OTHER INFORMATION
Capital Shares Transactions
Class T
Issued	4,000
Net increase in capital shares	4,000
See accompanying notes to the financial statements.

Sierra Total Return Fund
Financial highlights
For the six months ended December 31, 2016

As the Fund has not yet commenced capital raising or investment activity, there are no financial highlights to report. Please refer to the financial contained herein.

See accompanying notes to the financial statements.

Sierra Total Return Fund
Notes to Financial Statements
December 31, 2016

Note 1 - Organization and Registration

Sierra Total Return Fund (the ‘‘Fund’’) is a newly organized Delaware statutory trust registered under the Investment Act of 1940, as amended (“1940 Act”), as a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund. In order to operate as an interval fund, the Fund has adopted a fundamental policy to make repurchase offers for 5.00% of its outstanding shares at the net asset value (‘‘NAV’’) during each calendar quarter of each year.

The Fund intends to engage in a continuous offering of Class A, Class T, Class I, Class L and Class S shares of beneficial interest of the Fund. On October 28, 2016, the Fund applied for exemptive relief from the SEC to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the requested relief will be granted. Unless and until such exemptive relief is granted, The Fund will only offer Class T shares. The Fund is authorized to issue an unlimited number of shares.

The Fund’s investment adviser is STRF Advisors, LLC (the “Adviser”). The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser’s registration became effective on May 12, 2016.

The investment objective of the Fund is to seek a total return through a combination of current income and long-term capital appreciation by investing in a portfolio of debt securities and equities. The Fund expects to pursue its investment objectives by investing its assets in the debt and equities of fixed-income and fixed-income related securities, including real estate securities. The Fund may invest without limitation in fixed-income and fixed-income related securities of any industry, sector, or a minimum market cap. In addition, the Fund may invest across domestic and foreign markets.
On August 11, 2016, the Adviser purchased 4,000 shares of Class T beneficial interests at $25.00 per share.

As of December 31, 2016, the Fund has not commenced its operations and has not executed any transactions other than those relating to organizational matters and the sale of 4,000 shares to the Adviser described in the previous paragraph. As of December 31, 2016, the Adviser was the sole shareholder of the Fund.

Note 2 - Significant Accounting Policies

Basis of Presentation

The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 - Financial Services, Investment Companies. The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”). In the opinion of management, the audited financial results included herein contain all adjustments and reclassifications that are necessary for the fair presentation of financial statements for the periods included herein. All financial information is presented in U.S. Dollars, the functional currency of the Fund.
Organizational and Offering Costs

All costs incurred by the Fund in connection with its organization were expensed as incurred. Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Examples of these costs are incorporation fees, legal fees, and audit fees relating to the initial registration statement and the seed audit. The Adviser paid these organizational expenses on behalf of the Fund and the Fund has recorded a corresponding payable to the Adviser for the reimbursement of these expenses. Expenses that have been advanced by the Adviser are subject to recoupment as described in Note 3.

Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a twelve month period using the straight line method. Examples of these costs are legal fees pertaining to the Fund’s shares offered for sale, costs of printing prospectuses and SEC and state registration fees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Fund considers cash equivalents to be highly liquid investments or investments with original maturities of three months or less. Cash and cash equivalents include deposits in a money market account. The Fund deposits its cash in a financial institution which, at times, may be in excess of the Federal Deposit Insurance Corporation insurance limits. There are no restrictions on cash.

Income Taxes

The Fund intends to elect to be treated and to qualify each year thereafter as a “regulated investment company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. In order fort he Fund to qualify as a RIC, it must meet income and asset-diversification tests each year. If the Fund so qualifies and satisfies certain minimum distribution requirements, the Fund will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of realized net long-term capital gains over realized net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.

The Fund accounts for income taxes in conformity with ASC Topic 740 - Income Taxes (“ASC 740”). ASC 740 provides guidelines for how uncertain tax positions should be recognized, measured, presented, and disclosed in financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet a “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current period The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. There were no material uncertain income tax positions, interest, or penalties as of December 31, 2016.

Indemnification

The Fund expects to indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities.

The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 3 - Related Parties

Upon commencement of operations, and pursuant to the Investment Management Agreement between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components - a base management fee and an incentive fee.

Management Fee

The Fund expects its management fee will be calculated and payable monthly in arrears at the annual rate of 1.50% of the Fund’s average daily total assets during such period. For purposes of calculating the management fee, the term ‘‘total assets’’ includes any assets, including any assets acquired with the proceeds of leverage. No management fees will be incurred until the Fund commences operations.

Incentive Fee

The Fund expects its incentive fee will be calculated and payable quarterly in arrears based upon the Fund’s ‘‘pre-incentive fee net investment income’’ for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s ‘‘adjusted capital,’’ equal to 1.50% per quarter, subject to a ‘‘catch-up’’ feature. For this purpose, ‘‘pre-incentive fee net investment income’’ means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser and any interest expenses and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). Pre-incentive fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with paid-in-kind interest and zero coupon securities), accrued income that the Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. ‘‘Adjusted capital’’ means the cumulative gross proceeds received by the Fund from the sale of shares (including pursuant to the Fund’s distribution reinvestment plan), reduced by amounts paid in connection with purchases of shares pursuant to the Fund’s fundamental policy to make repurchase offers. No incentive fees will be incurred until the Fund commences operations.

Expense Support Agreement
The Fund entered into an Expense Support and Reimbursement Agreement, (the “Expense Support Agreement”), with the Adviser.

The Adviser agrees to reimburse the Fund for expenses the Fund incurs, but only to the extent that the Adviser’s management fees payable by the Fund plus the Fund’s ordinary annual operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) exceed 2.66% per annum of the Fund’s average daily net assets attributable to Class T. If the Expense Support Agreement expires pursuant to its terms, the Adviser shall maintain its right to repayment for any reimbursements it previously incurred within the three year period prior to expiration. Any reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred. The initial term of the Expense Support Agreement shall be for twelve months, beginning as of the effective date of the Fund’s registration. Following the initial term of the Expense Support Agreement, the Adviser may elect, in its sole discretion, to offer to continue the Expense Support Agreement for successive quarterly periods. Any such continuance must be approved by a majority of the Board of Trustees, including a majority of the trustees that are not “interested persons” of the Fund, as such term is defined under the 1940 Act. The Board of Trustees may terminate the Expense Support Agreement at any time, and there can be no assurance that the Adviser will renew the Expense Support Agreement after the first twelve months period. The Adviser will be eligible to recoup expense support payments it previously made, both during the term of the Expense Support Agreement and upon its termination by the Board of Trustees, within the three fiscal years following the fiscal year in which the expenses occurred and the Adviser will recoup an amount from the Fund to the extent the amount recouped does not cause the Fund’s total annual expenses in the year of recoupment to exceed the lesser of the total net expense cap in effect at the time the expense payment was made under the Expense Support Agreement in that year or the total net expense cap in effect at such time the Adviser seeks recoupment. As of December 31, 2016, the amount recoverable by the Adviser under the Expense Support Agreement was $235,742.

As of December 31, 2016, the Fund recorded $235,742 on the statement of assets and liabilities as due from affiliate relating to the Expense Support Agreement. As of December 31, 2016, the Fund recorded a net expense support reimbursement of $235,742 on the statement of operations. Expense reimbursements to the Adviser will be accrued as they become probable and estimable. As of December 31, 2016, gross expenses before expense reimbursement from the Adviser pursuant to the Expense Support Agreement was $235,742 and net expenses after taking into account the expense reimbursement from the Adviser was $0.

Administration
The Fund entered into an administration agreement (“Administration Agreement”) with Medley Capital LLC, (“Medley”), an affiliate of the Advisor whereby Medley provides administrative services necessary to conduct the Fund’s day-to-day operations. Such services will include providing office facilities and equipment, clerical, bookkeeping, accounting and recordkeeping services, legal services, and all such other services as deemed necessary by the Fund. The Fund will reimburse Medley for any such costs and expenses which have been paid by Medley on behalf of the Fund as set forth in the Administration Agreement.

Sub-Administration
Medley entered into a sub-administration agreement with ALPS Fund Services, Inc. (“ALPS”) to serve as sub-administrator and fund accounting agent. ALPS will provide certain administrative and bookkeeping services to Medley for the benefit of the Fund.

Distributor and Transfer Agent
ALPS Distributor, Inc., serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.

DST Systems, Inc. ("DST"), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund.

Note 4 - Subsequent Events
The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements as of and for the period ended December 31, 2016.

Item 2.  Code of Ethics.
Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.
Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	The Fund has not commenced any investment-related activities

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.  Exhibits.

(a)(1)	Not applicable.
(b)(1)	Certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith as EX-99.CERT.
(b)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIERRA TOTAL RETURN FUND

By:	/s/ Seth Taube
Seth Taube
Chief Executive Officer (Principal Executive Officer)

Date:  March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth Taube
Seth Taube
Chief Executive Officer (Principal Executive Officer)

Date:  March 1, 2017

By:	/s/ Christopher M. Mathieu
Christopher M. Mathieu
Chief Financial Officer (Principal Financial Officer)

Date:  March 1, 2017